Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 222,683	£ 237,987	[1]
Derivative financial liabilities	219,592	238,345	[1]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	222,683	237,987	[2]
Derivative financial liabilities	219,592	238,345	[2]
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,215	5,334
Derivative financial liabilities	£ 4,743	£ 5,197

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.